Nature of Operations (Details)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Description of merger agreement	The Merger Agreement was further amended on March 5, 2021, April 6, 2021 and June 29, 2021, respectively, such that the aggregate merger consideration payable to the holders of Momentus equity interests (including convertible securities) will be paid in shares of the newly issued Combined Company Class A common stock (or securities exercisable for Combined Company Class A common stock) having a value equal to $566,600,000 subject to certain adjustments as set forth in the Merger Agreement as amended.